RELATED PARTY TRANSACTIONS (tables)	12 Months Ended
Dec. 31, 2014
Related Party Transaction [Line Items]
Schedule of major related parties and their relationships with the Group

a) Related parties

The ultimate holding company
Kingsoft

Entities controlled by Kingsoft
Beijing Kingsoft Cloud Network Technology Corporation Limited (“Beijing Kingsoft Cloud Network”)
Beijing Kingsoft Cloud Technology Corporation Limited (“Beijing Kingsoft Cloud Technology”)
Beijing Kingsoft Digital Entertainment Corporation Limited (“Beijing Kingsoft Digital Entertainment”)
Beijing Kingsoft Office Software Corporation Limited (“Beijing Kingsoft Office Software”)
Beijing Kingsoft Software Corporation Limited (“Beijing Kingsoft Software”)
Chengdu Kingsoft Digital Entertainment Technology Co., Ltd. (“Chengdu Kingsoft Digital Entertainment”)
Chengdu Kingsoft Interactive Entertainment Corporation Limited (“Chengdu Kingsoft Interactive Entertainment”)
Chengdu Westhouse Interactive Entertainment Co., Ltd. (“Chengdu Westhouse Interactive Entertainment”)
Kingsoft Office Software Corporation Limited (“Kingsoft Office Software”)
Kingsoft Japan
Westhouse Corporation Limited (“Westhouse Corporation”)
Zhuhai Kingsoft Application Software Corporation Limited (“Zhuhai Kingsoft Application”)
Zhuhai Kingsoft Software Corporation Limited (“Zhuhai Kingsoft Software”)

Entities controlled by a shareholder of the Company
Shenzhen Tencent Computer Systems Corporation Limited (“Tencent Shenzhen”)
Tencent Technology (Shenzhen) Company Limited (“Tencent Shenzhen”)
Tencent Technology (Beijing) Company Limited (“Tencent Beijing”)
Beijing Starsinhand Technology Limited (“Beijing Starsinhand Technology”)
WeChat International Pte. Ltd. (“WeChat International”)

Entities controlled by a director of the Company
Xiaomi Technology Company Limited (“Xiaomi Technology”)
Beijing Xiaomi Mobile Software Co., Ltd. (“Beijing Xiaomi Mobile”)
Beijing Wali Network Technology Co., Ltd. (“Beijing Wali Network Technology”)

Equity investees
Beijing Security System Technology
Shangyao
Wuhan Antian
Moxiu Technology

Schedule of transactions

		For the year ended December 31,
		2012	2013	2014
		RMB	RMB	RMB	US$
Corporate, technical support and leasing services received from:	(i)
Entities controlled by Kingsoft		7,897	5,757	6,097	982

Licensing fees paid to:	(ii)
Entities controlled by Kingsoft		8,400	8,400	2,100	339

Sub-licensing revenue received from:	(iii)
Entities controlled by Kingsoft		1,920	3,381	4,008	646

Software upgrade services provided to:	(iv)
An entity controlled by Kingsoft		987	233	—	—

Transfer of fixed assets and technology know-how to:	(v)
Entities controlled by Kingsoft		2,000	—	—	—

Transfer of fixed assets, technology know-how, trademarks and other intellectual properties from:	(vi)
An equity investee		—	1,900	—	—
Entities controlled by Kingsoft		—	2,000	13,580	2,189

Promotion services received from:	(vii)
Entities controlled by Kingsoft		—	257	24,455	3,941
An entity controlled by a director of the Company		—	—	2,924	471
An equity investee		—	—	552	89

Online marketing services provided to:	(viii)
Entities controlled by a shareholder of the Company		69,824	104,078	78,432	12,641
An entity controlled by a director of the Company		—	2,737	4,081	658
Entities controlled by Kingsoft		—	789	1,653	266
An equity investee		—	—	532	86

Research and development services received from:	(ix)
An equity investee		—	1,333	4,000	645

Purchase of consumables from:	(x)
An entity controlled by a director of the Company		2,076	1,173	2,398	386

Revenue sharing for online games operations paid to :	(xi)
Entities controlled by Kingsoft		—	—	2,318	374
An entity controlled by a director of the Company		—	—	3,084	497
An equity investee		—	—	50	8

Purchase of exclusive online game operating license from:	(xii)
Entities controlled by Kingsoft		—	—	13,944	2,248

Online games operating revenue received from:	(xiii)
An entity controlled by a director of the Company		—	—	1,514	244

Acquisition of equity method investments:	(xiv)
Kingsoft		—	—	36,977	5,960
An entity controlled by a shareholder of the Company		—	—	30,000	4,835

(i)

In 2012, 2013 and 2014, the Group entered into agreements with certain entities controlled by Kingsoft, pursuant to which, these entities provided services including corporate, technology support and leasing services to the Group. The expenses related to these services were recognized in the consolidated statements of comprehensive income.

(ii)

In 2011, the Group entered into authorization and licensing agreements with certain entities controlled by Kingsoft to obtain rights to use, redevelop and sub-license certain internet security software copyrights, patents and trademarks for five years for a total consideration of RMB42,000. These agreements were terminated upon the transfer of these assets to the Group in April 2014. The license fees were recognized in the consolidated statements of comprehensive income.

(iii)

In 2009, the Group entered into an exclusive licensing agreement with an entity controlled by Kingsoft, pursuant to which, the entity is granted the exclusive right to use certain internet security software within Japan until November 30, 2015. In November 2013, the Group entered into a framework licensing agreement with the entity to supplement and amend provisions to the original exclusive licensing agreement which primarily to amend the revenue arrangement between the parties. The legal terms and conditions related to share of revenue from mobile related licensing are retroactively effective from January 1, 2013. In April 2014, the Group entered into sub-licensing agreement with an entity controlled by Kingsoft and granted the right to use certain trademarks and copyright of software until February 1, 2024. These sub-licensing revenues were recognized in the consolidated statements of comprehensive income.

(iv)

In 2009, the Group entered into an agreement with an entity controlled by Kingsoft to provide upgrade services to the licensed software during the licensing period. The software upgrade service revenues were recognized in the consolidated statements of comprehensive income.

(v)

In May 2012, the Group entered into agreements to sell and transfer certain fixed assets, including internet equipment, servers and hard drives, as well as copyright and all proprietary interests related to one of its software products to two entities controlled by Kingsoft for a total cash consideration of RMB2,000.

(vi)

In 2013, the Group purchased certain fixed assets and software products from an equity investee and an entity controlled by Kingsoft for a cash consideration of RMB1,900 and RMB2,000, respectively. In April 2014, the Group purchased certain internet security software copyrights, patents and trademarks from certain entities controlled by Kingsoft for a cash consideration of RMB13,580 (US$2,189).

(vii)

In 2013 and 2014, the Group entered into agreements with entities controlled by Kingsoft, an entity controlled by a director of the Company and an equity investee for promotion services ranging from three months to one year. The promotion service fees were recognized in the consolidated statements of comprehensive income.

(viii)

On September 27, 2012, the Group entered into a framework agreement with an entity controlled by a shareholder of the Company to provide various forms of online marketing services to this entity. The term of the framework agreement commenced from January 1, 2011 to October 31, 2013. On November 1, 2013, the Group entered into a series of supplemental agreements with the entity and extended the service period to December 31, 2014. In 2012, 2013 and 2014, the Group entered into agreements with an entity controlled by a director of the Company, entities controlled by Kingsoft and an equity investee to provide online marketing services. These online marketing revenues were recognized in the consolidated statements of comprehensive income.

(ix)

In 2013, the Group entered into an agreement with an equity investee for research and development services. In January 2014, the Group entered into authorization and licensing agreement with the entity to obtain rights to use certain product technology for an amount of RMB4,000 (US$645) from January 1, 2014 to December 31, 2014. The research and development expenses were recognized in the consolidated statements of comprehensive income.

(x)	In 2012, 2013 and 2014, the Group purchased smartphones and other consumables from an entity controlled by a director of the Company and recognized as property and equipment.

(xi)

In 2014, the Group entered into agreements with entities controlled by Kingsoft, an entity controlled by a director and an equity investee to obtain the right to operate certain online games developed by these entities. The percentages of revenue sharing to these entities were ranging from 20% to 70% and for a term from one year to two years. The amount incurred arising from the revenue sharing were recognized in the consolidated statements of comprehensive income.

(xii)

In October 2014, the Group entered into exclusive operating agreements with entities controlled by Kingsoft to obtain the license rights to exclusively operate certain mobile games developed by these entities from October 16, 2014 to December 31, 2015. The Group paid a total consideration of RMB13,944 (US$2,248).

(xiii)

In July 2014, the Group entered into non-exclusive games agreements with an entity controlled by a director and the revenue from the operation of the games is allocated based on a rate agreed in the agreements. The revenues allocated to the Group were recognized in the consolidated statements of comprehensive income.

(xiv)

In March 2014, the Group entered into an equity transfer agreement with Kingsoft to purchase 20% ordinary shares of Kingsoft Japan, for an aggregate purchase price of JPY 614,040,000 (note 4). In August 2014, the Group acquired 22.2% of Moxiu Technology from an entity controlled by a shareholder for an amount of RMB30,000 (US4,835) (note 4).

c) The balances between the Group and its related parties as of December 31, 2013 and 2014 are listed below:

(1)Amount due from related parties

	As of December 31,
	2013	2014
	RMB	RMB	US$
Kingsoft	6,931	9,892	1,594
Entities controlled by a shareholder of the Company	4,518	28,324	4,565
Entities controlled by Kingsoft	1,419	3,789	611
Entities controlled by a director of the Company	—	1,519	245
Equity investees(i)	—	46	7
Total	12,868	43,570	7,022

(i)

On July 15, 2013, the Group entered into an exclusive game operation with an equity investee with prepayment of profit sharing fee for a total amount RMB3,000, of which RMB2,200 and RMB800 (US$129) was paid in 2013 and 2014, respectively. The Group measured recoverability of the prepayment by comparing the carrying amount to the future undiscounted net cash flows expected to be generated by the exclusive game. If the prepayment is determined as impaired, the impairment will equal the amount by which the carrying value of the prepayment exceeds the fair value of the prepayment. As of December 31, 2014, the Group considered it will be unable to collect for remaining amounts and recognized an impairment loss of RMB2,927 (US$472).

(2) Amount due to related parties

	As of December 31,
	2013	2014
	RMB	RMB	US$
Kingsoft	368	369	59
Entities controlled by Kingsoft	29,625	27,167	4,379
Entities controlled by a director of the Company	—	1,387	224
Entities controlled by a shareholder of the Company	—	961	155
Equity investees	1,900	1	—
Total	31,893	29,885	4,817

Amount due from related parties
Related Party Transaction [Line Items]
Schedule of transactions

	As of December 31,
	2013	2014
	RMB	RMB	US$
Kingsoft	6,931	9,892	1,594
Entities controlled by a shareholder of the Company	4,518	28,324	4,565
Entities controlled by Kingsoft	1,419	3,789	611
Entities controlled by a director of the Company	—	1,519	245
Equity investees(i)	—	46	7
Total	12,868	43,570	7,022

On July 15, 2013, the Group entered into an exclusive game operation with an equity investee with prepayment of profit sharing fee for a total amount RMB3,000, of which RMB2,200 and RMB800 (US$129) was paid in 2013 and 2014, respectively. The Group measured recoverability of the prepayment by comparing the carrying amount to the future undiscounted net cash flows expected to be generated by the exclusive game. If the prepayment is determined as impaired, the impairment will equal the amount by which the carrying value of the prepayment exceeds the fair value of the prepayment. As of December 31, 2014, the Group considered it will be unable to collect for remaining amounts and recognized an impairment loss of RMB2,927 (US$472).

Amount due to related parties
Related Party Transaction [Line Items]
Schedule of transactions

	As of December 31,
	2013	2014
	RMB	RMB	US$
Kingsoft	368	369	59
Entities controlled by Kingsoft	29,625	27,167	4,379
Entities controlled by a director of the Company	—	1,387	224
Entities controlled by a shareholder of the Company	—	961	155
Equity investees	1,900	1	—
Total	31,893	29,885	4,817